INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Applicable Income Tax Rates

The applicable income tax rates of non-PRC subsidiaries having significant operations were as follows:

	For the year ended December 31,
	2011	2012	2013
SolarOne HK	16.5%	16.5%	16.5%
SolarOne USA	35%	35%	35%
SolarOne GmbH	15.83%	15.83%	15.83%
Solar Canada	Not applicable	15%	15%
Solar Australia	Not applicable	30%	30%

Loss Before Income Taxes

Loss before income taxes consists of:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-PRC	(334,470)	(948,417)	(422,128)	(69,731)
PRC	(740,579)	(599,187)	(194,296)	(32,095)

	(1,075,049)	(1,547,604)	(616,424)	(101,826)

Income Tax Benefit (Expense)

The income tax benefit (expense) is comprised of:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(28,358)	7,638	(3,600)	(594)
Deferred	173,303	(22,893)	(254,066)	(41,969)

	144,945	(15,255)	(257,666)	(42,563)

Reconciliation of Tax to Income Tax Benefit (Expense)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax benefit (expense) is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Income tax computed at tax rate at 25%	268,762	386,901	154,106	25,457
Non-deductible expenses	(55,004)	(17,722)	(13,519)	(2,233)
Preferential tax treatment	4,233	2,189	—	—
Research and development expense	4,020	5,227	—	—
Tax rate differences	(21,151)	(54,212)	(53,780)	(8,884)
Changes in the valuation allowance	(55,915)	(337,638)	(344,473)	(56,903)

	144,945	(15,255)	(257,666)	(42,563)

Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Warranty provision	44,467	45,361	7,493
- Inventory write-off	45,629	17,124	2,829
- Allowance for advance to suppliers	157,840	164,695	27,206
- Allowance for doubtful accounts	47,581	54,479	8,999
- Allowance for amount due from related parties	3,990	1,995	330
- Others	13,898	668	110
Valuation allowance	(163,108)	(284,322)	(46,967)

Net current deferred tax assets	150,297	—	—

Non-current:
- Tax losses	383,640	477,436	78,867
- Fixed assets	39,214	64,301	10,622
- Others	63	81	13
Valuation allowance	(315,613)	(538,872)	(89,015)

Net non-current deferred tax assets	107,304	2,946	487

Deferred tax liabilities:
Non-current:
- Land use rights	24,798	24,209	3,999

Non-current deferred tax liabilities	24,798	24,209	3,999

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Beginning and ending balance	143,473	143,473	143,473	23,700